ANNUAL REPORT


                                       MDL
                               BROAD MARKET FIXED
                                   INCOME FUND

                                       MDL
                                LARGE CAP GROWTH
                                   EQUITY FUND


                                        MDL
                                 [LOGO OMITTED]



                                OCTOBER 31, 1999

LETTER TO SHAREHOLDERS                     OCTOBER 31, 1999


Dear Shareholders:

Thank you again for investing in the MDL Funds as a part of your investment portfolio. We will continually strive to provide you the investment performance and service you command and deserve. We are committed to the principles that led to the development of the MDL Funds in 1997 and we thank you for your support that will allow for a prosperous new millennium.

Our investment process remains focused on the principles we believe are essential to excellent returns. Our Large Cap Growth Fund maintains a philosophy, which has enabled us to outperform the S&P 500 index for the year and places MDL in the top half of all Equity Mutual Funds in the country. The sectors we are currently emphasizing in the economy are Technology, Retail, and Financials. As the stock market continues to skyrocket, we are well aware that there is no market that moves in one direction, but as long term investors we believe the trend in equities continues to be very positive.

As Fixed Income investors we believe that the current trend in interest rates is justified based on the strength of the U.S. economy and the historically low unemployment rate we have witnessed. The Federal Reserve has raised fed funds rates three times in 1999 and continues to have a bias towards tightening. With this in mind our emphasis for the MDL Broad Market Fixed Income Fund is capital preservation. In a higher interest rate environment shorter bonds tend to outperform longer-term bonds so we have taken a more conservative posture for the near term until the threat of higher inflation has passed.

          AN INSIDE VIEW OF MDL'S APPROACH TO MANAGING STOCKS AND BONDS

Like all successful money managers, our investment philosophy and methodology remain the same during all phases of an economic cycle. Yet, our portfolio strategies remain flexible to take advantage of the benefits of an ever-evolving global economy.

The hallmark of our investment process begins with our Investment Policy Committee. The Committee meets bi-monthly to review developments in the economy and securities markets. The Committee then develops the strategic direction for each of the mutual funds.

The Committee is composed of six investment professionals with over 60 years of combined investment experience using the economic analysis supplied by these professionals and the parameters determined by the Committee, each Fund's portfolio manager then uses additional variables to implement a strategy to manage each Fund.

Thank you for your continued confidence and best wishes to you and your loved ones in the coming year.

Thank You,


[Signature Omitted]                                  [Signature Omitted]

Mark D. Lay                                          Steven L. Sanders
Chairman & CEO                                       President

 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE MDL BROAD
      MARKET FIXED INCOME FUND, VERSUS THE LEHMAN AGGREGATE BOND INDEX

          Total Return1
           Annualized
  One-Year  Inception
   Return    to Date
   -2.80%     2.98%

[Line Graph Omitted]
Plot Points are as follows:

           MDL Fixed       Lehman
          Income Fund  Aggregate Index
10/31/97     10,000        10,000
10/98        10,910        10,932
10/99        10,605        10,990

(1) These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.


COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE MDL LARGE CAP GROWTH FUND, VERSUS THE S&P 500 COMPOSITE INDEX

     Total Return 1
            Annualized
  One-Year  Inception
   Return    to Date
   26.40%    22.50%

[Line Graph Omitted]
Plot Points are as follows:

           MDL Large Cap      S&P 500
           Growth Fund    Composite Index
10/31/97      10,000           10,000
10/31/98      11,872           12,200
10/31/99      15,006           15,332

(1) These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

STATEMENT OF NET ASSETS                       THE ADVISORS' INNER CIRCLE FUND
October 31, 1999

                                      Face         Market
MDL BROAD MARKET                     Amount        Value
FIXED INCOME FUND                    (000)         (000)
--------------------------------------------------------------------------------
CORPORATE BOND (1.1%)
   Pacific Bell
        6.875%, 08/15/06             $  235    $    233
                                               --------
TOTAL CORPORATE BOND
   (Cost $251)                                      233
                                               --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (4.3%)
   Fannie Mae
        6.500%, 11/01/28                935         898
                                               --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $943)                                      898
                                               --------

U.S. TREASURY OBLIGATIONS (75.5%)
   U.S. Treasury Notes
        5.500%, 12/31/00              6,270       6,258
        5.625%, 05/15/01              1,800       1,796
        5.500%, 07/31/01                650         647
        6.375%, 08/15/02                725         734
        6.250%, 02/15/03              1,540       1,553
        4.250%, 11/15/03              1,050         986
        6.500%, 05/15/05                985       1,003
        7.000%, 07/15/06              1,320       1,378
        6.625%, 05/15/07              1,045       1,071
        6.000%, 08/15/09                275         275
                                               --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $15,994)                                15,701
                                               --------

ASSET-BACKED SECURITIES (4.4%)
   American Express Credit Account
     Master Trust Series 1999-1
        5.600%, 11/15/06                950         911
                                               --------
TOTAL ASSET-BACKED SECURITIES
   (Cost $948)                                      911
                                               --------

MORTGAGE RELATED (12.8%)
   FHLMC CMO, Ser 1410, Cl C
        6.000%, 09/15/22                 85          82
   GNMA
        6.500%, 01/15/26                188         180
        6.500%, 04/15/26                140         134
        6.500%, 12/15/27                 38          37
        6.500%, 06/15/28                243         232
        7.500%, 06/15/28                100         100
        6.500%, 10/15/28                264         252
        6.500%, 04/15/29                255         244
        7.500%, 09/15/29              1,399       1,402
                                               --------
TOTAL MORTGAGE RELATED
   (Cost $2,708)                                  2,663
                                               --------


                                     Face        Market
                                    Amount        Value
                                     (000)        (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.3%)
   Morgan Stanley 5.00%, dated
     10/29/99, matures 11/01/99,
     repurchase price$51,484
     (collateralized by U.S.
     Treasury Note, 03/31/2001,
     market value $54,439)             $ 51     $    51
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $52)                                        51
                                                -------
TOTAL INVESTMENTS (98.4%)
   (Cost $20,896)                                20,457
                                                -------
OTHER ASSETS AND LIABILITIES, NET (1.6%)            335
                                                -------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 2,130,624 outstanding
     shares of beneficial interest               21,977
   Undistributed Net Investment Income               17
   Accumulated Net Realized Loss on
     Investments                                   (763)
   Net Unrealized Depreciation on
     Investments                                   (439)
                                                -------
TOTAL NET ASSETS (100.0%)                       $20,792
                                                =======
   Net Asset Value and Redemption
     Price Per Share                              $9.76
                                                =======

CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SER -- SERIES

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                       THE ADVISORS' INNER CIRCLE FUND
October 31, 1999

COMMON STOCK (98.3%)
AIRCRAFT (1.9%)
   Allied Signal                      8,475    $    483
                                               --------
BANKS (10.1%)
   Bank of America                    5,795         373
   Bank of New York                  14,504         607
   Bank One                           6,585         247
   Chase Manhattan                    3,000         262
   First Union                        3,900         166
   Fleet Boston                       8,344         364
   Mellon Financial                  16,490         609
                                               --------
                                                  2,628
                                               --------
BEAUTY PRODUCTS (2.3%)
   Gillette                           5,550         201
   Procter & Gamble                   3,650         383
                                               --------
                                                    584
                                               --------
BROADCASTING, NEWSPAPERS & ADVERTISING (2.9%)
   AMFM*                              5,530         387
   Omnicom Group                      4,160         366
                                                --------
                                                    753
                                               --------
BUILDING & CONSTRUCTION (0.6%)
   Centex                             5,325         143
                                               --------
COMMUNICATIONS EQUIPMENT (3.4%)
   Lucent Technologies                8,981         577
   Tellabs*                           4,850         307
                                                --------
                                                    884
                                               --------
COMPUTERS & SERVICES (12.9%)
   Cisco Systems*                    11,570         856
   Compaq Computer                    9,265         176
   Hewlett Packard                    2,347         174
   IBM                                6,560         645
   Microsoft*                        12,993       1,203
   Oracle Systems*                    6,264         298
                                               --------
                                                  3,352
                                               --------
ELECTRICAL SERVICES (6.1%)
   FPL Group                          7,144         359
   General Electric                   9,090       1,232
                                               --------
                                                  1,591
                                               --------
FINANCIAL SERVICES (5.1%)
   American Express                   2,650         408
   Citigroup                         10,575         572
   Fannie Mae                         5,025         356
                                               --------
                                                  1,336
                                               --------
FOOD, BEVERAGE & TOBACCO (1.2%)
   Coca-Cola                          5,445         321
                                               --------

                                                 Market
                                                  Value
                                     Shares       (000)
-------------------------------------------------------------------------------
INSURANCE (1.4%)
   American International Group       3,468    $    357
                                               --------
MACHINERY (4.0%)
   Applied Materials*                 5,000         449
   Baker Hughes                       9,423         263
   United Technologies                5,250         318
                                               --------
                                                  1,030
                                               --------
MANUFACTURING (1.7%)
   Tyco International                11,098         443
                                               --------
MARINE TRANSPORTATION (1.0%)
   Carnival                           5,970         266
                                               --------
MEDICAL/HEALTH CARE (10.0%)
   Johnson & Johnson                  4,835         506
   McKesson HBOC                      3,550          71
   Merck & Company                    8,460         673
   Pfizer                            13,775         544
   Schering-Plough                    7,266         360
   Warner Lambert                     5,580         445
                                               --------
                                                  2,599
                                               --------
PAPER & PAPER PRODUCTS (1.6%)
   International Paper                7,925         417
                                               --------
PETROLEUM REFINING (4.6%)
   Exxon                              7,820         579
   Royal Dutch Petroleum ADR          6,340         380
   Sunoco                            10,055         243
                                               --------
                                                  1,202
                                               --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.4%)
   Xerox                              3,700         104
                                               --------
PRINTING & PUBLISHING (1.2%)
   Time Warner                        4,500         314
                                               --------
RAILROADS (0.8%)
   CSX                                5,350         219
                                               --------
RETAIL (8.8%)
   Costco Wholesale*                  4,473         359
   Dayton Hudson                      3,196         207
   Home Depot                         6,075         459
   McDonald's                         7,800         322
   Wal-Mart Stores                   16,220         919
                                               --------
                                                  2,266
                                               --------
SEMI-CONDUCTORS/INSTRUMENTS (5.6%)
   Intel                              9,907         767
   LSI Logic*                         6,550         348
   Micron Technology                  4,696         335
                                               --------
                                                  1,450
                                               --------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                       THE ADVISORS' INNER CIRCLE FUND
October 31, 1999
                                  Shares/Face    Market
MDL LARGE CAP                         Amount      Value
GROWTH FUND (concluded)               (000)       (000)
-------------------------------------------------------------------------------

STEEL & STEEL WORKS (1.2%)
   Alcoa                              5,000     $   304
                                                -------
TELEPHONES & TELECOMMUNICATION (9.5%)
   AirTouch Communications*           3,850         499
   AT&T                               6,562         307
   Bell Atlantic                      5,640         366
   BellSouth                          7,300         329
   MCI WorldCom*                      5,800         498
   SBC Communications                 8,915         454
                                                -------
                                                  2,453
                                                -------
TOTAL COMMON STOCK
   (Cost $22,527)                                25,499
                                                -------

REPURCHASE AGREEMENT (1.7%)
   Morgan Stanley 5.00%, dated 10/29/99,
     matures 11/01/99, repurchase price
     $439,565 (collateralizes by U.S.
     Treasury Note, 06/30/2000,market
     value $464,796)                   $440         440
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $440)                                      440
                                                -------
TOTAL INVESTMENTS (100.0%)
   (Cost $22,967)                                25,939
                                                -------
OTHER ASSETS AND LIABILITIES, NET (0.0%)              8
                                                -------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,734,143 outstanding
     shares of beneficial interest               21,126
   Distributions in Excess of Net
     Investment Income                               (6)
   Accumulated Net Realized Gain
     on Investments                               1,855
   Net Unrealized Appreciation on
     Investments                                  2,972
                                                -------
TOTAL NET ASSETS (100.0%)                       $25,947
                                                =======

   Net Asset Value, Offering and Redemption
     Price Per Share                             $14.96
                                                =======

*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                       THE ADVISORS' INNER CIRCLE FUND
For the year ended October 31, 1999

                                                     MDL BROAD       MDL LARGE
                                                   MARKET FIXED     CAP GROWTH
                                                    INCOME FUND        FUND
                                                    11/01/98 TO     11/01/98 TO
                                                     10/31/99        10/31/99
                                                       (000)           (000)
-------------------------------------------------------------------------------

Investment Income:
   Dividend Income..............................       $ --           $  219
   Interest Income .............................        935               14
-------------------------------------------------------------------------------

     Total Investment Income....................        935              233
-------------------------------------------------------------------------------

Expenses:
   Investment Advisory Fees ....................         80              161
   Investment Advisory Fee Waiver ..............        (80)             (67)
   Reimbursements by Advisor ...................        (26)              --
   Administrative Fees .........................         80               80
   Professional Fees ...........................         34               34
   Transfer Agent Fees .........................         28               26
   Printing Fees ...............................         13               14
   Registration Fees ...........................         13               10
   Trustee Fees ................................          6                5
   Custodian Fees ..............................          4                6
   Organizational Costs ........................          5                3
   Insurance and other fees ....................          2                2
-------------------------------------------------------------------------------

   Total Expenses, Net .........................        159              274
-------------------------------------------------------------------------------

       Net Investment Income (Loss) ............        776              (41)
-------------------------------------------------------------------------------

   Net Realized Gain (Loss)
      from Securities Sold .....................       (763)           1,905
   Net Unrealized Appreciation (Depreciation) of
      Investment Securities ...........                (576)           2,416
-------------------------------------------------------------------------------

     Net Realized and Unrealized Gain (Loss)
      on Investments ......................          (1,339)           4,321
-------------------------------------------------------------------------------

   Net Increase (Decrease) in Net Assets Resulting
     From Operations ...............               $  (563)           $4,280
===============================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS             THE ADVISORS' INNER CIRCLE FUND
For the Years Ended October 31,

                                                                           MDL BROAD              MDL LARGE
                                                                         MARKET FIXED            CAP GROWTH
                                                                          INCOME FUND               FUND
                                                                -------------------------------------------------------------------
                                                                       11/01/98   11/01/97   11/01/98  11/01/97
                                                                       10/31/99   10/31/98   10/31/99  10/31/98
                                                                          (000)     (000)      (000)     (000)

-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ..........................................     $  776   $   69      $   (41)  $    5
   Net Realized Gain (Loss) from Securities Sold ..................       (763)      12        1,905       (8)
   Net Unrealized Appreciation (Depreciation) of Investment
      Securities ..................................................       (576)     137        2,416      556
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting From Operations        (563)     218        4,280      553
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..........................................       (771)     (69)          (9)      (2)
   Realized Capital Gains .........................................         --       --           --       --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions.............................................       (771)     (69)          (9)      (2)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ....................................      4,029    5,383        2,325    5,464
   Reinvestment of Cash Distributions .............................        788       50            9        2
   Subscription In-Kind Transaction................................     13,003       --       14,708       --
   Cost of Shares Redeemed ........................................     (1,105)    (171)      (1,355)     (28)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived From Capital Share Transactions..     16,715    5,262       15,687    5,438
-----------------------------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets ...................................     15,381    5,411       19,958    5,989
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ............................................      5,411       --        5,989       --
-----------------------------------------------------------------------------------------------------------------------------------
   End of Period ..................................................    $20,792   $5,411      $25,947   $5,989
-----------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued .........................................................        401      528          165      508
   Issued in Lieu of Cash Distributions ...........................         79        5            1       --

   Subscription In-Kind Transaction................................      1,243       --        1,160       --
   Redeemed .......................................................       (109)     (17)         (97)      (2)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions .............................      1,614      516        1,229      506
===================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                            THE ADVISORS' INNER CIRCLE FUND
For a Share Outstanding Throughout Each Period
For the Year Ended October 31,

                                                                                                              Ratio
                                                                                                              of Net
                                                                                                 Ratio      Investment
                             Realized   Distribu-                         Ratio      Ratio        of        Income(Loss)
                               and       tions    Net                      of       of Net     Expenses     to Average
          Net               Unralized    from    Asset            Net   Expenses  Investment  to Average    Net Assets
         Asset      Net       Gain or     Net    Value           Assets    to     Income(Loss) Net Assets   (Excluding
         Value   Investment  (Losses)   Invest-   End             End    Average   to Average (Excluding    Waivers and   Portfolio
       Beginning  Income        on       ment      of     Total    of      Net        Net     Waivers)and    Reimburse-   Turnover
       of Period  (Loss)    Securities  Income   Period  Return  Period  Assets      Assets  Reimbursements    ments)        Rate
----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
----------------------------------
1999    $10.48    0.44      (0.73)     (0.43)   $ 9.76  (2.80)% $20,792    0.90%     4.40%       1.50%         3.80%       198.83%
1998(1) $10.00    0.41       0.48      (0.41)   $10.48   9.10%  $ 5,411    0.90%     4.38%      11.24%        (5.96)%       72.82%
-------------------------
MDL LARGE CAP GROWTH FUND
-------------------------
1999    $11.84  (0.01)      3.13          --   $14.96   26.40%  $25,947    1.26%    (0.19)%      1.57%        (0.50)%       75.29%
1998(1) $10.00   0.04       1.83       (0.03)  $11.84   18.72%  $ 5,989    1.26%     0.41%      12.88%       (11.21)%      127.68%



Amounts designated as "--" are either $0 or have been rounded to $0.

(1) The Funds commenced operations on October 31, 1997.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                 THE ADVISORS' INNER CIRCLE FUND
October 31, 1999


1.  ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with ten portfolios. The financial statements herein are those of the MDL Broad Market Fixed Income Fund and the MDLLarge Cap Growth Equity Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Funds.

   SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

   FEDERAL INCOME TAXES -- It is each Portfolio's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

   NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

   REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

   EXPENSES -- Expenses that are directly related to one of the Portfolios are charged to the Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative daily net assets.

   DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared monthly for the MDL Broad Market Fixed Income Fund and are paid monthly. The MDL Large Cap Growth Fund declares dividends from net investment income quarterly and are paid quarterly. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS (continued)      THE ADVISORS' INNER CIRCLE FUND
October 31, 1999

   Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
Organizational costs have been capitalized and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Funds have entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Funds. For its services, the Liquidity Desk received $7,670 for the period ended October 31, 1999.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an Administration Agreement dated November 14, 1991, as amended and restated on November 3, 1997, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $80,000, or of .15% on the first $50 million of average daily net assets; .125% on the next $50 million of average net assets; and .10% on average net assets over $100 million of the Fund's average daily net assets.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Funds and MDL Capital Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated October 31, 1997 under which the Adviser receives an annual fee equal to .45% and .74% of the Fund's average daily net assets of the MDL Broad Market Fixed Income and MDL Large Cap Growth Equity Funds, respectively. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the MDL Broad Market Fixed Income and MDL Large Cap Growth Equity Funds to an annual rate of not more than .90% and 1.26% of the average daily net assets, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

First Union National Bank acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

NOTES TO FINANCIAL STATEMENTS (concluded)     THE ADVISORS' INNER CIRCLE FUND

October 31, 1999


6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended October 31, 1999 are as follows:
                           MDL BROAD        MDL LARGE
                         MARKET FIXED      CAP GROWTH
                          INCOME FUND         FUND
                       ----------------   ------------
Purchases
     Government ......      $45,189         $    --
     Other ...........        3,830          30,921
Sales
     Government ......      $29,624         $    --
     Other ...........        2,692          15,508

At October 31, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 1999, are as follows:

                           MDL BROAD        MDL LARGE
                         MARKET FIXED      CAP GROWTH
                          INCOME FUND          FUND
                        --------------    ------------
Aggregate gross
     unrealized
     appreciation ....      $     9         $ 4,315
Aggregate gross
     unrealized
     depreciation ....         (448)         (1,343)
                            -------         -------
Net unrealized
     appreciation/
     (depreciation) ..      $  (439)        $ 2,972
                            =======         =======

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Shareholders and Board of Trustees of MDL Broad Market Fixed Income and MDL Large Cap Growth Equity Funds of The Advisors' Inner Circle Fund:

We have audited the accompanying statements of net assets of the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund (the "Funds"), two of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund of The Advisors' Inner Circle Fund as of October 31, 1999, and the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP


Philadelphia, Pennsylvania
December 17, 1999

                             NOTICE TO SHAREHOLDERS
                                       OF
                         THE ADVISORS' INNER CIRCLE FUND
                                   (UNAUDITED)
For shareholders that do not have an October 31, 1999 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 1999, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended October 31, 1999, each portfolio is designating the following items with regard to distributions paid during the year.

                                                   LONG TERM         ORDINARY
                                                 CAPITAL GAIN         INCOME            TOTAL
                                                 DISTRIBUTIONS     DISTRIBUTIONS    DISTRIBUTIONS      QUALIFYING
           PORTFOLIO                              (TAX BASIS)       (TAX BASIS)      (TAX BASIS)      DIVIDENDS (1)
           ----------                          ----------------   --------------   --------------  ----------------
MDL Large Cap Growth Fund ..................          0%                100%             100%             75.5%
MDL Broad Market Fixed Income Fund .........          0%                100%             100%                0%


-----------------------------------------------------------------------------------------------------------------------------------

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

     TRUST:
     The Advisor's Inner Circle Fund

     MDL FUNDS:
     MDL Broad Market Fixed Income Fund
     MDL Large Cap Growth Equity Fund

     ADVISER:
     MDL Capital Management, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Mutual Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT PUBLIC ACCOUNTANTS:
     Arthur Andersen LLP

     For information call: 1-800-932-7781


     MDL-F-004-02